Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	SPROTT PHYSICAL PLATINUM & PALLADIUM TRUST
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	7,021,453
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001539190
Amendment Flag	false